Salaries and Benefits Payable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Salaries and Benefits Payable [Abstract]
Salaries and benefits payable	$ 1,755,399	$ 1,025,289